Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Stockholder Receivable	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Preferred Stock
Balance, shares at Dec. 31, 2020			164,925,000
Balance, amount at Dec. 31, 2020	$ 27,609	$ (1,000)	$ 164,925	$ 703,353	$ (839,669)	$ 0
Effect of adoption of ASU 2020-06	(26,555)	0	$ 0	(56,343)	29,788	0
Common stock issued for cash, shares			4,875,000
Common stock issued for cash, amount	195,000	0	$ 4,875	190,125	0	0
Common stock issued for services, shares			150,000
Common stock issued for services, amount	6,880	0	$ 150	6,730	0	0
Common stock issued for commitment fee, shares			2,000,000
Common stock issued for commitment fee, amount	65,000	0	$ 2,000	63,000	0	0
Common stock issued for cash1, shares			3,125,000
Common stock issued for cash1, amount	100,000	0	$ 3,125	96,875	0	0
Common stock issued for services2, shares			450,000
Common stock issued for services2, amount	13,500	0	$ 450	13,050	0	0
Common stock issued for services3, shares			8,000,000
Common stock issued for services3, amount	250,400	0	$ 8,000	242,400	0	0
Common stock issued for services4, amount	15,000	0	500	14,500	0
Common stock issued for services4, shares			$ 500,000
Common stock issued for cash2, shares			1,562,500
Common stock issued for cash2, amount	50,000	0	$ 1,562	48,438	0	0
Common stock issued for cash3, shares			51,700,000
Common stock issued for cash3, amount	775,500	0	$ 51,700	723,800	0	0
Common stock issued for debt conversion, shares			8,607,995
Common stock issued for debt conversion, amount	101,616	0	$ 8,608	93,002	0	0
Common stock issued for services5, shares			1,002,000
Common stock issued for services5, amount	34,068	0	$ 1,002	33,066	0	0
Common stock issued for cash4, shares			41,333,333
Common stock issued for cash4, amount	620,000	0	$ 41,333	578,667	0	0
Common stock issued for services6, shares			13,000,000
Common stock issued for services6, amount	253,500	0	$ 13,000	240,500	0
Net loss	(1,811,302)	0	$ 0	0	(1,811,302)	0
Warrants	0
Balance, shares at Dec. 31, 2021			301,230,828
Balance, amount at Dec. 31, 2021	670,210	(1,000)	$ 301,230	2,991,163	(2,621,183)	0
Common stock issued for services, shares			2,300,000
Common stock issued for services, amount	34,500	0	$ 2,300	32,200	0	0
Net loss	(1,658,766)	0	$ 0	0	(1,658,766)	0
Common stock issued for debt cancellation, shares			24,999,998
Common stock issued for debt cancellation, amount	25,000	0	$ 25,000	0	0	0
Common stock issued for debt cancellation 1, shares			46,500,000
Common stock issued for debt cancellation 1, amount	46,500	0	$ 46,500	0	0	0
Common stock issued for warrant exercise, shares			5,062,500
Common stock issued for warrant exercise, amount	0	0	$ 5,062	(5,062)	0	0
Common stock issued for warrant exercise 1, shares			9,375,000
Common stock issued for warrant exercise 1, amount	0	0	$ 9,375	(9,375)	0
Common stock cancelled in exchange for preferred stock, shares			(123,472,996)
Common stock cancelled in exchange for preferred stock, amount	(123,472)	0	$ (123,472)	0	0	$ 0
Preferred stock issued in exchange for common stock, shares						42,000
Preferred stock issued in exchange for common stock, amount	123,472	0	$ 0	123,430	0	$ 42
Common stock issued for debt cancellation 2, shares			44,700,000
Common stock issued for debt cancellation 2, amount	44,700	0	$ 44,700	0	0	0
Warrants	111,393	0	0	111,393	0	0
Issuance of Warrants for equity line of credit	76,293	0	$ 0	76,293	0	$ 0
Balance, shares at Dec. 31, 2022			310,695,330			42,000
Balance, amount at Dec. 31, 2022	$ (650,170)	$ (1,000)	$ 310,695	$ 3,320,042	$ (4,279,949)	$ 42